Segment information - Reconcile (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment information
Operating (loss)/profit	€ 16	€ (1,100)	€ 1,697
Restructuring and associated charges	(568)	(759)	(120)
Segment total
Segment information
Operating (loss)/profit	2,587	2,172	1,958
Unallocated items
Segment information
Operating (loss)/profit	(2,571)	(3,272)	(261)
Amortization and depreciation of acquired intangible assets and property, plant and equipment	(1,033)	(1,026)	(79)
Restructuring and associated charges	(579)	(774)	(123)
Product portfolio strategy costs	(536)	(348)
Transaction and related costs, including integration costs relating to the acquisition of Alcatel Lucent	(206)	(295)	(99)
Impairment of intangible assets	(173)
Release of acquisition-related fair value adjustments to deferred revenue and inventory	(55)	(840)
Other	€ 11	€ 11	€ 40